Financial Instruments carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments carried at Fair Value [Abstract]
Carrying Value of The Financial Instruments held at Fair Value [text block table]

Carrying value of the financial instruments held at fair value[1]

	Dec 31, 2020			Dec 31, 2019
in € m.	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	44,525	55,220	8,183	44,595	56,713	9,567
Trading securities	44,349	50,340	3,066	44,427	50,128	3,430
Other trading assets	176	4,880	5,117	168	6,584	6,137
Positive market values from derivative financial instruments	4,208	330,561	8,725	2,682	322,082	8,167
Non-trading financial assets mandatory at fair value through profit or loss	2,992	68,511	4,618	3,806	77,818	5,278
Financial assets designated at fair value through profit or loss	0	436	0	0	0	7
Financial assets at fair value through other comprehensive income	28,057	25,741	2,037	30,924	13,529	1,050
Other financial assets at fair value	93	9,238[2]	20	2	7,366[2]	363
Total financial assets held at fair value	79,875	489,707	23,583	82,009	477,507	24,431

Financial liabilities held at fair value:
Trading liabilities	36,699	7,615	2	23,873	13,152	41
Trading securities	36,674	7,206	2	23,862	12,828	2
Other trading liabilities	25	409	0	11	324	38
Negative market values from derivative financial instruments	4,430	315,145	8,200	2,841	307,013	6,652
Financial liabilities designated at fair value through profit or loss	0	45,622	960	0	48,378	1,954
Investment contract liabilities	0	526	0	0	544	0
Other financial liabilities at fair value	799[2]	3,573[2]	(294)[3]	527	4,609[2]	(34)[3]
Total financial liabilities held at fair value	41,929	372,480	8,867	27,241	373,697	8,612

[1]Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.

[2]Predominantly relates to derivatives qualifying for hedge accounting.

[3]Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.

Reconciliation of Financial Instruments Categorized in Level 3 [text block table]

Reconciliation of financial instruments classified in Level 3

	Dec 31, 2020
in € m.	Balance, beginning of year	Changes in the group of consoli- dated companies	Total gains/ losses[1]	Purchases	Sales	Issu- ances[2]	Settle- ments[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of year
Financial assets held at fair value:
Trading securities	3,430	(79)	(101)	2,134	(1,628)	11	(423)	333	(612)	3,066
Positive market values from derivative financial instruments	8,167	(1)	1,422	0	0	0	(833)	1,541	(1,572)	8,725
Other trading assets	6,137	0	(423)	1,188	(2,712)	1,855	(1,207)	710	(433)	5,117
Non-trading financial assets mandatory at fair value through profit or loss	5,278	0	(256)	389	(394)	347	(811)	852	(786)	4,618
Financial assets designated at fair value through profit or loss	7	0	(1)	0	0	6	(12)	0	0	0
Financial assets at fair value through other comprehensive income	1,050	0	(66)[5]	127	(50)	718	(182)	618	(177)	2,037
Other financial assets at fair value	363	0	(9)	0	0	0	4	(147)	(191)	20
Total financial assets held at fair value	24,431	(79)	567[6,7]	3,839	(4,784)	2,937	(3,463)	3,906	(3,771)	23,583
Financial liabilities held at fair value:
Trading securities	2	0	(2)	0	0	0	1	0	(0)	2
Negative market values from derivative financial instruments	6,652	0	2,108	0	0	0	(365)	1,420	(1,615)	8,200
Other trading liabilities	38	0	(1)	0	0	0	(9)	0	(28)	0
Financial liabilities designated at fair value through profit or loss	1,954	0	55	0	0	186	(763)	215	(687)	960
Other financial liabilities at fair value	(34)	0	26	0	0	0	(16)	(187)	(83)	(294)
Total financial liabilities held at fair value	8,612	0	2,185[6,7]	0	0	186	(1,151)	1,448	(2,413)	8,867

[1]Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.

[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.

[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.

[4]Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year.

[5]Total gains and losses on financial assets at fair value through other comprehensive income include a gain of € 11 million recognized in other comprehensive income, net of tax.

[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € (495) million and for total financial liabilities held at fair value this is a gain of € 66 million.

[7]For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains.

	Dec 31, 2019
in € m.	Balance, beginning of year	Changes in the group of consoli- dated companies	Total gains/ losses[1]	Purchases	Sales	Issu- ances[2]	Settle- ments[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of year
Financial assets held at fair value:
Trading securities	4,086	(0)	76	2,122	(2,242)	0	(408)	537	(742)	3,430
Positive market values from derivative financial instruments	8,309	0	1,547	0	0	0	(1,420)	1,571	(1,840)	8,167
Other trading assets	5,676	(75)	176	1,031	(2,493)	2,615	(1,186)	729	(337)	6,137
Non-trading financial assets mandatory at fair value through profit or loss	6,066	(12)	401	1,448	(473)	592	(1,822)	727	(1,649)	5,278
Financial assets designated at fair value through profit or loss	0	0	2	0	0	8	(16)	12	0	7
Financial assets at fair value through other comprehensive income	268	0	2[5]	536	(35)	0	(19)	300	(2)	1,050
Other financial assets at fair value	207	0	0	0	0	0	(6)	176	(14)	363
Total financial assets held at fair value	24,614	(86)	2,204[6,7]	5,136	(5,243)	3,215	(4,877)	4,052	(4,584)	24,431
Financial liabilities held at fair value:
Trading securities	0	0	2	0	0	0	0	0	0	2
Negative market values from derivative financial instruments	6,289	0	1,337	0	0	0	(1,175)	1,904	(1,702)	6,652
Other trading liabilities	15	0	(8)	0	0	0	(4)	34	0	38
Financial liabilities designated at fair value through profit or loss	2,021	(77)	290	0	0	385	(489)	681	(856)	1,954
Other financial liabilities at fair value	(611)	0	304	0	0	0	100	56	117	(34)
Total financial liabilities held at fair value	7,714	(77)	1,925[6,7]	0	0	385	(1,568)	2,674	(2,441)	8,612

[1]Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.

[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.

[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.

[4]Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year.

[5]Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € (3) million recognized in other comprehensive income, net of tax.

[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 157 million and for total financial liabilities held at fair value this is a loss of € (25) million.

[7]For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains.

Sensitivity Analysis by Type of Instrument [text block table]

Breakdown of the sensitivity analysis by type of instrument[1]

	Dec 31, 2020		Dec 31, 2019
in € m.	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives
Securities:
Debt securities	287	163	257[2]	140[2]
Commercial mortgage-backed securities	9	22	4	1
Mortgage and other asset-backed securities	20	12	37	20
Corporate, sovereign and other debt securities	259	129	216[2]	119[2]
Equity securities	83	95	61[2]	53[2]
Derivatives:
Credit	283	185	189	123
Equity	257	238	168	128
Interest related	306	266	312	303
Foreign Exchange	37	32	44	39
Other	93	82	116	101
Loans:
Loans	483	306	525	264
Other	0	0	0	0
Total	1,829	1,367	1,673	1,151

  01 – Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.

[2] Reassessment of trades have resulted a reclassification in Positive and Negative fair value movement from using reasonable possible alternatives in ‘Corporate, sovereign and other debt securities’ from ‘Equity securities’

Quantitative Information about Fair Value (Level 3) [text block table]

Financial instruments classified in Level 3 and quantitative information about unobservable inputs

	Dec 31, 2020
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)¹	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value – Non-Derivative financial instruments held at fair value:
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	28	0	Price based	Price	0%	114%
			Discounted cash flow	Credit spread (bps)	133	1,270
Mortgage- and other asset-backed securities	155	0	Price based	Price	0%	106%
			Discounted cash flow	Credit spread (bps)	109	1,295
				Recovery rate	10%	90%
				Constant default rate	1%	2%
				Constant prepayment rate	1%	25%
Total mortgage- and other asset-backed securities	183	0
Debt securities and other debt obligations	4,625	769	Price based	Price	0%	200%
Held for trading	2,813	2	Discounted cash flow	Credit spread (bps)	21	544
Corporate, sovereign and other debt securities	2,813
Non-trading financial assets mandatory at fair value through profit or loss	1,652
Designated at fair value through profit or loss	0	768
Financial assets at fair value through other comprehensive income	160
Equity securities	727	0	Market approach	Price per net asset value	42%	100%
Held for trading	70	0		Enterprise value/EBITDA (multiple)	5	23
Non-trading financial assets mandatory at fair value through profit or loss	657		Discounted cash flow	Weighted average cost capital	8%	20%
Designated at fair value through profit or loss	0		Price based	Price	0%	108%
Loans	7,888	0	Price based	Price	0%	373%
Held for trading	5,101	0	Discounted cash flow	Credit spread (bps)	51	2,233
Non-trading financial assets mandatory at fair value through profit or loss	910
Designated at fair value through profit or loss	0	0		Recovery rate	20%	85%
Financial assets at fair value through other comprehensive income	1,877
Loan commitments	0	1	Discounted cash flow	Credit spread (bps)	6	2,444
				Recovery rate	25%	100%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	1,432[2]	198[3]	Discounted cash flow	IRR	7%	16%
				Repo rate (bps)	0	75
Total non-derivative financial instruments held at fair value	14,854	968

[1]Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.

[2]Other financial assets include € 16 million of other trading assets and€ 1.4 billion of other non-trading financial assets mandatory at fair value.

[3]Other financial liabilities include € 192 million of securities sold under repurchase agreements designated at fair value and € 6 million of other financial liabilities designated at fair value.

Dec 31, 2020
Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,708	4,025	Discounted cash flow	Swap rate (bps)	(77)	787
				Inflation swap rate	1%	3%
				Constant default rate	0%	10%
				Constant prepayment rate	2%	30%
			Option pricing model	Inflation volatility	0%	8%
				Interest rate volatility	0%	19%
				IR - IR correlation	(25) %	97%
				Hybrid correlation	(70) %	100%
Credit derivatives	575	585	Discounted cash flow	Credit spread (bps)	0	1,759
				Recovery rate	0%	77%
			Correlation pricing model	Credit correlation	31%	63%
Equity derivatives	800	1,916	Option pricing model	Stock volatility	4%	85%
				Index volatility	17%	75%
				Index - index correlation	1	1
				Stock - stock correlation	41%	67%
				Stock Forwards	0%	5%
				Index Forwards	0%	4%
FX derivatives	1,749	1,427	Option pricing model	Volatility	(16) %	42%
				Quoted Vol	0%	0%
Other derivatives	898	(54)[1]	Discounted cash flow	Credit spread (bps)	–	–
			Option pricing model	Index volatility	0%	113%
				Commodity correlation	16%	52%
Total market values from derivative financial instruments	8,729	7,899

[1] Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

	Dec 31, 2019
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)¹	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value – Non-Derivative financial instruments held at fair value:
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	33	0	Price based	Price	0%	3623%
			Discounted cash flow	Credit spread (bps)	102	1,899
Mortgage- and other asset-backed securities	225	0	Price based	Price	0%	101%
			Discounted cash flow	Credit spread (bps)	54	2,460
				Recovery rate	25%	75%
				Constant default rate	1%	4%
				Constant prepayment rate	3%	24%
Total mortgage- and other asset-backed securities	258	0
Debt securities and other debt obligations	5,084[4]	1,679	Price based	Price	0%	203%
Held for trading	3,090	2	Discounted cash flow	Credit spread (bps)	15	460
Corporate, sovereign and other debt securities	3,090
Non-trading financial assets mandatory at fair value through profit or loss	1,938[4]
Designated at fair value through profit or loss	0	1,676
Financial assets at fair value through other comprehensive income	56
Equity securities	760	0	Market approach	Price per net asset value	0%	101%
Held for trading	82	0		Enterprise value/EBITDA (multiple)	5	17
Non-trading financial assets mandatory at fair value through profit or loss	678[4]		Discounted cash flow	Weighted average cost capital	0%	20%
Loans	8,302	38	Price based	Price	0%	341%
Held for trading	6,110	38	Discounted cash flow	Credit spread (bps)	11	1,209
Non-trading financial assets mandatory at fair value through profit or loss	1,193
Designated at fair value through profit or loss	6	0		Recovery rate	35%	90%
Financial assets at fair value through other comprehensive income	993
Loan commitments	0	1	Discounted cash flow	Credit spread (bps)	8	979
				Recovery rate	25%	95%
			Loan pricing model	Utilization	0%	84%
Other financial instruments	1,504[2,4]	278[3]	Discounted cash flow	IRR	7%	46%
				Repo rate (bps)	5	271
Total non-derivative financial instruments held at fair value	15,908	1,996

[1]Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.

[2]Other financial assets include € 28 million of other trading assets and € 1.5 billion other financial assets mandatory at fair value.

[3] Other financial liabilities include € 186 million of securities sold under repurchase agreements designated at fair value and € 92 million of other financial liabilities designated at fair value

[4] Reassessment of trades have resulted a restatement in ‘Assets in Debt securities and other debt obligations from Equity securities and other financial instruments

	Dec 31, 2019
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,941	3,387	Discounted cash flow	Swap rate (bps)	(69)	668
				Inflation swap rate	0%	3%
			Option pricing model	Inflation volatility	0%	5%
				Interest rate volatility	0%	33%
				IR - IR correlation	(25) %	99%
				Hybrid correlation	(70) %	100%
Credit derivatives	618	822	Discounted cash flow	Credit spread (bps)	0	18,812
				Recovery rate	0%	75%
			Correlation pricing model	Credit correlation	33%	84%
Equity derivatives	834	1,132	Option pricing model	Stock volatility	4%	93%
				Index volatility	4%	69%
				Index - index correlation	1	1
				Stock - stock correlation	18%	93%
FX derivatives	1,320	1,158	Option pricing model	Volatility	(12) %	27%
				Quoted Vol	0%	0%
Other derivatives	810	117[1]	Discounted cash flow	Credit spread (bps)	–	–
			Option pricing model	Index volatility	7%	67%
				Commodity correlation	5%	86%
Total market values from derivative financial instruments	8,524	6,616

[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

Unrealized Gains or Losses on Level 3 Instruments held or in Issue at the Reporting Date [text block table]
in € m.	Dec 31, 2020	Dec 31, 2019
Financial assets held at fair value:
Trading securities	38	60
Positive market values from derivative financial instruments	2,589	1,906
Other trading assets	(248)	35
Non-trading financial assets mandatory at fair value through profit or loss	(14)	387
Financial assets designated at fair value through profit or loss	0	2
Financial assets at fair value through other comprehensive income	20	0
Other financial assets at fair value	4	6
Total financial assets held at fair value	2,389	2,397
Financial liabilities held at fair value:
Trading securities	(0)	(2)
Negative market values from derivative financial instruments	(2,536)	(1,660)
Other trading liabilities	0	6
Financial liabilities designated at fair value through profit or loss	53	(259)
Other financial liabilities at fair value	(26)	(308)
Total financial liabilities held at fair value	(2,510)	(2,223)
Total	(121)	174

Recognitions of Trade Date Profit [text block table]

in € m.	2020	2019
XBRL only		531
Balance, beginning of year	441	531
New trades during the period	308	170
Amortization	(140)	(106)
Matured trades	(130)	(95)
Subsequent move to observability	(22)	(60)
Exchange rate changes	(4)	1
Balance, end of year	454	441

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